Pensions and Other Postretirement Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2011 Defined Benefit Pension Plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive (loss) income
Net actuarial (loss) gain		$ (134,306)	$ (131,489)					$ 6,683	$ 14,885
Prior service (cost) credit		(4,809)	(7,237)					2,129	3,542
Total recognized in accumulated other comprehensive (loss) income		139,115	138,726					(8,812)	(18,427)
Assumptions used in determining the benefit obligations
Discount rate				5.50%	5.80%	5.00%	5.30%			5.50%	5.80%	5.00%	5.30%
Rate of compensation increase				4.14%	4.13%	4.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost
Effect on total service and interest cost components, Increase	193
Effect on total service and interest cost components, Decrease	(138)
Effect on benefit obligation, increase	2,792
Effect on benefit obligation, decrease	$ (2,455)